UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21466
HYPERION COLLATERALIZED SECURITIES FUND, INC.
(Exact name of registrant as specified in charter)
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK 10006-1404
(Address of principal executive offices) (Zip code)
CLIFFORD E. LAI, PRESIDENT
HYPERION COLLATERALIZED SECURITIES FUND, INC.
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK, 10006-1404
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: July 31
Date of reporting period: January 31, 2006

HYPERION
COLLATERALIZED
SECURITIES FUND,
INC.
Semi-Annual Report
January 31, 2006

________________________________________________________________________________
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio Composition (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by asset category as of January 31, 2006.

HYPERION COLLATERALIZED SECURITIES FUND, INC.

Portfolio Of Investments As Of January 31, 2006*

* As a percentage of total investments.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2006	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES – 113.6%
Ace Securities Corp.

Series 2005-WF1, Class M7(a)	5.66	%†	05/25/35	$4,550	$4,524,775
Aerco Ltd.

Series 1X, Class A2	4.79	†	07/15/23	4,147	4,064,466

Series 2A, Class A3*	4.79	†	07/15/25	33,009	26,737,331

					30,801,797

Aircraft Finance Trust

Series 1999-1A, Class A1(a)	4.95	†	05/15/24	16,250	10,237,500

Series 1999-1A, Class A2	4.97	†	05/15/24	14,072	13,438,409

					23,675,909

Airplanes Pass Through Trust

Series 1R, Class AB	4.85	†	03/15/19	28,191	26,499,164
Ameriquest Mortgage Securities Trust

Series 2005-X1, Class M7*(a)	6.83	†	03/25/35	5,130	4,846,935
Apidos CDO

Series 2005-2A, Class B*	5.50	†	12/21/18	10,000	9,800,000
AQ Finance NIM Trust

Series 2002-N4A, Class Note*	10.33		09/25/32	290	58,056
Asset Backed Funding Certificates

Series 2005-WMC1, Class M7(a)	5.65	†	08/25/35	8,604	8,522,253

Series 2004-FF1, Class M4(a)	7.03	†	07/25/33	3,000	3,026,526

Series 2005-WF1, Class M10(a)	7.78	†	01/25/35	2,934	2,737,847

Series 2004-OPT2, Class B(a)	8.03	†	10/25/31	2,404	2,332,769

Series 2004-FF1, Class M6(a)	8.03	†	12/25/32	2,200	2,088,385

Series 2004-FF1, Class M7(a)	8.03	†	07/25/32	3,000	2,828,283

					21,536,063

Aviation Capital Group Trust

Series 2000-1A, Class A1*	4.85	†	11/15/25	8,500	7,055,000
Bayview Commercial Asset Trust

Series 2005-3A, Class B3*(a)	7.53	†	11/25/35	6,247	5,717,561

Series 2004-3, Class B2*(a)	7.88	†	01/25/35	3,109	3,281,131

Series 2005-1A, Class B3*(a)	9.03	†	04/25/35	5,869	5,971,032

					14,969,724

Bayview Financial Acquisition Trust

Series 2006-A, Class M1(a)	5.02	†	11/28/45	3,000	3,000,000

Series 2005-C ,Class B1(a)	5.58	†	08/25/35	1,537	1,536,994

Series 2005-C , Class B2(a)	5.73	†	08/25/35	1,230	1,229,996

Series 2005-C, Class B3(a)	6.18	†	08/25/35	3,037	3,036,991

Series 2006-A, Class B2(a)	6.22	†	11/28/45	5,459	5,273,438

					14,077,419

Bayview Financial Securities Company LLC

Series 2006-A, Class M2(a)	5.06	†	11/28/45	5,000	5,000,000

Series 2006-A, Class B1(a)	5.92	†	11/28/45	4,798	4,750,233

					9,750,233

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2006	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Bella Vista Mortgage Trust

Series 2005-1, Class B1(a)	5.01	%†	01/22/45	$9,142		$9,170,758
Centex Home Equity

Series 2005-B, Class M1(a)	4.93	†	03/25/35	6,000	@	6,007,038
Citigroup Mortgage Loan Trust, Inc.

Series 2005-OPT4, Class M11(a)	7.53	†	07/25/35	3,908		3,355,874

Series 2005-OPT4, Class M10(a)	7.53	†	07/25/35	1,640		1,518,614

						4,874,488

Conseco Financial Securitizations Co.

Series 2002-1, Class M1A	6.44	†	12/01/33	16,500		12,870,000
Countrywide Asset-Backed Certificates

Series 2005-9N, Class N*	5.50		10/25/35	7,252		7,189,951

Series 2005-13N, Class N*	6.00		11/25/36	4,709		4,655,659

						11,845,610

Countrywide Home Loans

Series 2004-29, Class 1A2(a)	4.98	†	02/25/35	2,954		2,964,765

Series 2004-29, Class 1B1(a)	5.38	†	02/25/35	5,090		5,110,678

Series 2005-7, Class IB2(a)	6.03	†	03/25/35	1,239		1,240,771

Series 2005-9, Class B1(a)	6.48	†	05/25/35	2,994		2,718,127

						12,034,341

Encore Credit Receivables NIM Trust

Series 2005-4, Class A*	4.50		01/25/36	3,788		3,742,670
Equifirst Mortgage Loan Trust

Series 2005-1, Class B1*(a)	7.78	†	04/25/35	1,500		1,311,230
Fieldstone Mortgage Investment Corp.

Series 2005-1, Class M1(a)	4.99	†	03/25/35	5,000	@	5,005,700

Series 2005-1, Class M8(a)	5.88	†	03/25/35	2,800		2,749,384

						7,755,084

First Franklin Mortgage Loan Trust

Series 2005-FF3, Class M1(a)	4.93	†	04/25/35	15,000	@	15,015,825

Series 2005-FF1, Class M1(a)	5.02	†	12/25/34	6,000	@	6,019,554

Series 2005-FFH3, Class M7(a)	6.03	†	09/25/35	6,450	@	6,307,945

Series 2004-FFH3, Class M7(a)	6.33	†	10/25/34	6,000		6,089,238

Series 2005-FFH3, Class M10(a)	6.53	†	08/25/35	3,150		2,587,360

Series 2005-FFH3, Class B1*(a)	6.53	†	08/25/35	5,000		3,767,395

Series 2005-FF3, Class B1(a)	6.93	†	04/25/35	2,622		2,350,946

Series 2005-FFH4, Class M8(a)	7.03	†	12/25/35	11,730		11,999,180

Series 2005-FFH4, Class M10(a)	7.03	†	12/25/35	4,291		3,551,473

Series 2004-FF5, Class M7(a)	7.03	†	08/25/34	5,000		5,068,030

Series 2004-FF11, Class M8(a)	7.03	†	01/25/35	7,805		7,864,178

Series 2005-FF4, Class M9(a)	7.53	†	05/25/35	4,000		3,449,564

Series 2004-FF5, Class M9(a)	7.53	†	08/25/34	2,750		2,558,232

Series 2004-FF11, Class M9(a)	7.63	†	01/25/35	8,555		7,606,764

Series 2004-FFH1, Class B*(a)	8.03	†	03/25/34	4,529		4,275,698

Series 2004-FF2, Class B*(a)	8.03	†	03/25/34	3,749		3,509,855

Series 2004-FFH2, Class M9(a)	8.03	†	06/25/34	3,300		3,324,014

Series 2004-FF6, Class B3(a)	8.03	†	07/25/34	2,500		2,514,453

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2006	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)

Series 2004-FFH3, Class B1*(a)	8.03	%†	10/25/34	$7,000		$6,324,773

Series 2004-FF8, Class B4*(a)	8.03	†	10/25/34	2,300		2,095,638

Series 2005-FF1, Class B4*(a)	8.03	†	12/25/34	2,549		2,269,163

Series 2004-FF3, Class B2(a)	8.03	†	05/25/34	5,000		5,095,500

						113,644,778

Fremont Home Loan Trust

Series 2005-A, Class M1(a)	4.96	†	01/25/35	10,000	@	10,044,260

Series 2005-1, Class B1(a)	7.78	†	06/25/35	2,000		1,761,248

Series 2005-1, Class B2(a)	7.78	†	06/25/35	3,000		2,515,854

Series 2005-1, Class B3(a)	7.78	†	06/25/35	2,000		1,671,872

						15,993,234

Green Tree Financial Corp.

Series 1998-8, Class M2	7.08		09/01/30	9,000		1,800,000
Harborview Mortgage Loan Trust

Series 2005-2, Class B1(a)	4.95	†	05/19/35	9,972	@	9,913,368

Series 2005-1, Class B1(a)	4.98	†	03/19/35	9,886	@	9,805,062

Series 2004-11, Class B2(a)	5.63	†	01/19/35	14,981	@	14,914,470

Series 2004-8, Class B4(a)	5.73	†	11/19/34	2,917		2,438,153

Series 2004-10, Class B4(a)	5.98	†	01/19/35	1,996		1,732,093

Series 2005-1, Class B4*(a)	6.23	†	03/19/35	7,486		6,287,691

						45,090,837

HSI Asset Securitization Corp.

Series 2006-OPT1, Class M7*	5.77	†	12/25/35	5,000		5,000,000
Lehman ABS Manufactured Housing Contract

Series 2002-A, Class A(a)	4.92	†	06/15/33	13,876	@	13,869,494

Series 2002-A, Class M1	5.72	†	06/15/33	3,995		4,030,915

						17,900,409

Lehman Brothers Small Balance Commercial

Series 2005-1A, Class M1*	4.88	†	02/25/30	2,343		2,355,985

Series 2005-1A, Class B*	5.48	†	02/25/30	1,443		1,430,691

						3,786,676

Long Beach Mortgage Loan Trust

Series 2005-1, Class B1*(a)	7.78	†	02/25/35	5,000		4,426,450
Meritage Mortgage Loan Trust

Series 2003-1, Class M7(a)	7.53	†	11/25/33	2,980		2,753,940
Morgan Stanley ABS Capital

Series 2005-1, Class M2(a)	5.00	†	12/25/34	5,000	@	5,013,315

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2006	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust

Series 2006-1, Class M7(a)	5.62	%†	01/25/36	$3,500		$3,500,000

Series 2006-1, Class M8(a)	5.87	†	01/25/36	10,000		10,000,000

Series 2005-5, Class M8(a)	6.08	†	12/25/35	4,000		4,014,936

Series 2005-4, Class M9(a)	6.18	†	11/25/35	7,000		6,925,842

Series 2006-1, Class M9(a)	6.77	†	01/25/36	2,500		2,500,000

Series 2005-5, Class M10(a)	6.78	†	12/25/35	2,947		2,498,231

Series 2006-1, Class M10*(a)	6.97	†	01/25/36	900		784,828

Series 2005-4, Class M10(a)	7.03	†	11/25/35	5,000		4,225,000

Series 2005-1, Class M9(a)	7.53	†	02/25/35	3,000		2,778,021

Series 2005-1, Class M8(a)	7.78	†	02/25/35	2,000		1,895,166

Series 2005-2, Class M8(a)	7.78	†	05/25/35	6,000		5,895,636

Series 2004-1, Class M7*(a)	8.03	†	01/25/34	4,800		4,505,237

						49,522,897

Park Place Securities NIM Trust

Series 2004-WHQ2, Class B*	5.00		02/25/35	3,000		2,955,210

Series 2005-WHQ2, Class M10(a)	7.03	†	05/25/35	4,750		3,993,677

						6,948,887

Popular ABS Mortgage Pass-Through Trust Series 2005-1, Class B4*	8.03	†	05/25/35	1,250		1,241,625
Porter Square CDO

Series 1A, Class C*	7.73	†	08/15/38	2,000		2,055,000
Quest Trust

Series 2005-X2, Class M1*(a)	6.03	†	10/25/35	5,761		5,760,965
Residential Accredit Loans, Inc.

Series 2006-Q01, Class X3	1.73		02/25/46	215,136		12,840,922
Sail Net Interest Margin Notes

Series 2004-BNCA, Class B*	6.75		09/27/34	2,746		2,712,151

Series 2004-BN2A, Class B*	7.00		12/27/34	744		719,715

						3,431,866

Sasco Mortgage Loan Trust

Series 2004-GEL3, Class M1(a)	5.58	†	08/25/34	8,534	@	8,590,282
Securitized Asset Backed Receivables Trust

Series 2005-OP1, Class M1(a)	4.94	†	01/25/35	10,214		10,229,617

Series 2005-FR1, Class M1(a)	4.98	†	12/25/34	7,500	@	7,514,835

Series 2006-OP1, Class B1(a)	5.73	†	10/25/35	8,967		8,978,209

Series 2005-OP1, Class B4*(a)	8.03	†	01/25/35	5,500		4,738,156

						31,460,817

Sequoia Mortgage Trust

Series 2005-3, Class B1(a)	4.86	†	05/20/35	6,208		6,212,966

Series 2004-10, Class B1(a)	4.99	†	11/20/34	4,000		4,011,772

Series 2004-3, Class M1(a)	4.99	†	05/20/34	9,800	@	9,810,359

Series 2004-9, Class B1(a)	5.00	†	10/20/34	7,000	@	7,013,020

Series 2004-3, Class M2(a)	5.39	†	05/20/34	2,000		2,003,286

						29,051,403

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2006	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
SG Mortgage Securities Trust

Series 2005-OPT1, Class M7(a)	5.66	%†	09/25/35	$1,000		$991,542

Series 2005-OPT1, Class M9(a)	6.18	†	09/25/35	1,087		1,050,654

						2,042,196

Soundview Home Loan Trust

Series 2005-A, Class A(a)	4.70	†	04/25/35	8,611	@	8,611,871

Series 2005-DO1, Class M1(a)	4.95	†	05/25/35	3,500		3,502,447

Series 2005-OPT1, Class M7(a)	5.53	†	06/25/35	3,250		3,206,808

Series 2005-OPT1, Class M8(a)	6.28	†	06/25/35	7,500		7,466,287

Series 2005-A, Class M11*(a)	7.53	†	04/25/35	3,725		3,195,424

Series 2005-DO1, Class M10(a)	7.78	†	05/25/35	1,100		959,343

Series 2005-DO1, Class M11(a)	7.78	†	05/25/35	3,078		2,694,792

Series 2005-OPT1, Class M9(a)	7.78	†	06/25/35	2,500		2,465,075

						32,102,047

Structured Asset Investment Loan Trust

Series 2005-9, Class M7(a)	5.78	†	11/25/35	7,464		7,470,270

Series 2004-7, Class B(a)	7.03	†	08/25/34	12,811		11,465,845

Series 2004-8, Class B1(a)	7.03	†	09/25/34	4,803		4,529,123

Series 2004-BNC2, Class M7(a)	7.03	†	12/25/34	3,150		2,909,567

Series 2004-10, Class M7(a)	7.03	†	11/25/34	2,301		2,325,257

Series 2005-1, Class B*(a)	7.03	†	02/25/35	11,000		10,135,070

Series 2005-HE2, Class M10(a)	7.03	†	07/25/35	3,842		3,471,289

Series 2004-2, Class B*(a)	7.53	†	03/25/34	3,306		2,958,209

Series 2004-3, Class M6(a)	7.53	†	04/25/34	11,268		10,898,365

Series 2004-3, Class M5(a)	7.53	†	04/25/34	7,903		7,973,447

						64,136,442

Structured Asset Securities Corp.

Series 2005-S4, Class A(b)	4.50/5	.00	08/25/35	7,072	@	6,975,074

Series 2005-WF1, Class M2(a)	5.00	†	02/25/35	6,100	@	6,107,533

Series 2002-HF1, Class B*(a)	8.68	†	01/25/33	2,901		2,868,493

						15,951,100

UCFC Home Equity Loan

Series 1998-D, Class BF1	8.97		04/15/30	37		37,453
Vanderbilt Mortgage Finance

Series 1998-D, Class 2B2(a)	7.17	†	07/07/15	3,760		3,761,128
Washington Mutual

Series 2005-AR2, Class B10*(a)	5.34	†	01/25/45	8,846		7,243,027

Series 2005-AR1, Class B2(a)	5.48	†	01/25/45	4,998		5,041,190

						12,284,217

Wells Fargo Home Equity

Series 2005-2, Class M8(a)	5.71	†	09/25/35	2,576		2,552,352

Series 2005-2, Class M10(a)	7.03	†	09/25/35	8,737		8,135,580

						10,687,932

Total Asset-Backed Securities

(Cost – $748,850,083)						744,523,112

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2006	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES – 2.3%
Commercial Mortgage Pass Through Certificates

Series 2005-FL11, Class F*	4.92	%†	11/15/17	$9,835		$9,835,088
CS First Boston Mortgage Securities Corp.

Series 2005-CN2A, Class E*	5.19	†	11/15/19	5,000	@	5,000,630

Total Commercial Mortgage Backed Securities

(Cost – $14,835,128)						14,835,718

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 9.9%

Subordinated Collateralized Mortgage Obligations – 9.9%
G3 Mortgage Reinsurance Ltd.

Series 1, Class E*	24.53	†	05/25/08	2,128		2,346,820
RESI Finance LP

Series 2005-C, Class B4*	5.07	†	09/10/37	5,590		5,589,934

Series 2004-B, Class B3*	5.32	†	02/10/36	6,117	@	6,193,447

Series 2005-D, Class B6*	6.72	†	12/15/37	2,088		2,087,732

						13,871,113

Resix Financial Ltd.

Series 2005-B, Class B7*	7.52	†	06/10/37	5,828		5,828,076

Series 2005-C, Class B7*	7.52	†	09/10/37	4,978		4,878,125

Series 2004-C, Class B7*	7.92	†	09/10/36	3,829		3,828,779

Series 2005-C, Class B8*	8.17	†	08/10/37	3,484		3,484,375

Series 2005-B, Class B8*	8.32	†	06/10/37	1,741		1,740,520

Series 2004-B, Class B7*	8.42	†	02/10/36	1,739		1,786,468

Series 2004-A, Class B7*	8.67	†	02/10/36	1,678		1,715,271

Series 2005-D, Class B7*	8.72	†	12/15/37	2,679		2,678,807

Series 2003-D, Class B7*	10.17	†	12/10/35	4,627		4,789,045

Series 2005-D, Class B8*	10.22	†	12/15/37	2,496		2,496,093

Series 2003-C, Class B7*	10.42	†	09/10/35	4,835		5,003,958

Series 2003-CB1, Class B7*	10.42	†	06/10/35	2,892		3,004,394

						41,233,911

Structured Adjustable Rate Mortgage Loan Trust

Series 2005-5, Class A3	4.76	†	05/25/35	5,833	@	5,823,668

Series 2005-7, Class B42	5.83	†	03/25/35	1,055		1,011,431

Series 2005-7, Class B52	5.83	†	03/25/35	753		686,945

						7,522,044

Total Subordinated Collateralized Mortgage Obligations

(Cost – $64,839,633)						64,973,888

Total Non-Agency Residential Mortgage Backed Securities

(Cost – $64,839,633)						64,973,888

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
			Principal
January 31, 2006	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

SHORT TERM INVESTMENTS – 2.9%

Federal Farm Credit Discount Note	4.23%	02/03/06	$17,000	$16,996,005

Federal National Mortgage Association Discount Note(c)	4.37	02/02/06	2,000	1,999,757

Total Short Term Investments

(Cost – $18,995,762)				18,995,762

Total Investments – 128.7%

(Cost – $847,520,606)				843,328,480

Liabilities in Excess of Other Assets – (28.7)%				(188,224,899)

NET ASSETS – 100.0%				$655,103,581

†	—	Variable Rate Security — Interest Rate is in effect as of January 31, 2006.
*	—	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).
(a)	—	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c)	—	Zero Coupon Note — Interest rate represents current yield to maturity.
CDO	—	Collateralized Debt Obligation

See notes to financial statements.

Assets:

Investments in securities, at market (cost $847,520,606) (Note 2)	$843,328,480

Cash	930,030

Interest receivable	1,983,834

Prepaid expenses	95,610

Total assets	846,337,954

Liabilities:

Reverse repurchase agreements (Note 5)	150,753,869

Interest payable for reverse repurchase agreements (Note 5)	397,029

Payable for investments purchased	39,808,499

Investment advisory fee payable (Note 3)	228,414

Directors’ fees payable	3,148

Accrued expenses	43,414

Total liabilities	191,234,373

Net Assets (equivalent to $10.11 per share based on 64,779,569 shares issued and outstanding)	$655,103,581

Composition of Net Assets:

Capital stock, at par value ($.001) (Note 6)	$64,780

Additional paid-in capital	655,150,970

Accumulated undistributed net investment income	4,835,639

Accumulated net realized loss	(755,682)

Net unrealized depreciation	(4,192,126)

Net assets applicable to capital stock outstanding	$655,103,581

See notes to financial statements.

Investment Income (Note 2):

Interest	$31,740,072

Expenses:

Investment advisory fee (Note 3)	1,293,388

Insurance	44,530

Custodian	85,395

Accounting and tax services	10,963

Transfer agency	13,465

Directors’ fees	13,301

Miscellaneous	17,670

Total operating expenses	1,478,712

Interest expense on reverse repurchase agreements (Note 5)	4,852,572

Total expenses	6,331,284

Less expenses waived by the investment advisor (Note 3)	(185,323)

Net expenses	6,145,961

Net investment income	25,594,111

Realized and Unrealized Gain (Loss) on Investments (Note 2):

Net realized gain on:

Investment transactions	567,416

Net realized gain on investments	567,416

Net change in unrealized appreciation on investments	(5,415,401)

Net realized and unrealized loss on investments	(4,847,985)

Net increase in net assets resulting from operations	$20,746,126

See notes to financial statements.

	For the Six Months
	Ended	For the Year
	January 31, 2006	Ended
	(Unaudited)	July 31, 2005

Increase (Decrease) in Net Assets Resulting from Operations:

Net investment income	$25,594,111	$33,771,541

Net realized gain on investments	567,416	4,271,056

Net change in unrealized appreciation (depreciation) on investments	(5,415,401)	4,216,233

Net increase in net assets resulting from operations	20,746,126	42,258,830

Dividends to Shareholders (Note 2):

Net investment income	(20,758,472)	(34,159,779)

Net realized gains	(1,323,098)	(4,874,683)

Total Dividends	(22,081,570)	(39,034,462)

Capital Stock Transactions (Note 6):

Net proceeds from sale of shares (7,590,597 and 8,607,797 shares, respectively)	77,500,001	90,000,000

Issued to shareholders in reinvestment of distributions (2,130,669 and 3,846,897 shares, respectively)	21,370,729	39,034,462

Net increase from capital stock transactions	98,870,730	129,034,462

Total increase in net assets	97,535,286	132,258,830

Net Assets:

Beginning of period	557,568,295	425,309,465

End of period	$655,103,581	$557,568,295

See notes to financial statements.

Increase (Decrease) in Cash:

Cash flows used in operating activities:

Net increase in net assets resulting from operations	$20,746,126

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Purchases of long-term portfolio investments	(267,910,679)

Proceeds from disposition of long-term portfolio investments and principal paydowns	207,313,540

Purchases of short-term portfolio investments, net	(18,743,479)

Increase in interest receivable	(670,702)

Increase in prepaid expenses and other assets	(86,980)

Decrease in interest payable for reverse repurchase agreement	(7,066)

Increase in payable for investments purchased	39,808,499

Increase in investment advisory fee payable	76,889

Increase in accrued expenses and other liabilities	33,349

Net accretion on investments	(5,215,519)

Unrealized Depreciation on investments	5,415,401

Net realized gain on investment transactions	(567,416)

Net cash used in operating activities	(19,808,037)

Cash flows provided by financing activities:

Proceeds from shares sold	77,500,001

Net cash paid on reverse repurchase agreements	(57,447,131)

Net cash provided by financing activities	20,052,870

Net increase in cash	244,833

Cash at beginning of period	685,197

Cash at end of period	$930,030

Supplemental Disclosure of Cash Flow:

Noncash financing activities not included herein consist of reinvestment of dividends of $21,370,729.

Interest payments for the six months ended January 31, 2006, totaled $4,859,638.

See notes to financial statements.

	For the
	Six Months
	Ended
	January 31,		For the Year	For the Period
	2006		Ended	Ended
	(Unaudited)		July 31, 2005	July 31, 2004*

Per Share Operating Performance:

Net asset value, beginning of period	$10.13		$9.98	$10.00

Net investment income	0.64		0.70	0.33	**

Net realized and unrealized gain (loss) on investments	(0.08)		0.24	(0.12)

Net increase in net asset value resulting from operations	0.56		0.94	0.21

Dividends from net investment income	(0.56)		(0.70)	(0.23)

Dividends from net realized gains	(0.02)		(0.09)	0.00	+

Total Dividends	(0.58)		(0.79)	(0.23)

Net asset value, end of period	$10.11		$10.13	$9.98

Total Investment Return	3.34%	(1)	9.63%	2.10%	(1)

Ratios to Average Net Assets/ Supplementary Data:

Net assets, end of period (000’s)	$655,104		$557,568	$425,309

Operating expenses	0.48%	(2)	0.49%	0.56%	(2)

Interest expense	1.56%	(2)	0.91%	0.20%	(2)

Total expenses	2.04%	(2)	1.40%	0.76%	(2)

Total expenses including fee waiver and excluding interest expense	0.41%	(2)	0.41%	0.41%	(2)

Net investment income	8.23%	(2)	7.23%	5.65%	(2)

Portfolio turnover rate	25%	(1)	59%	14%	(1)

+	Rounds to less than $0.01.

(1)	Not Annualized

(2)	Annualized

*	Commenced operations on December 17, 2003

**	Calculated based on the average shares outstanding during the year.

See notes to financial statements.

1.     The Fund

Hyperion Collateralized Securities Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on November 4, 2003, and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 17, 2003. Prior to December 17, 2003, the Fund had no operations other than the sale and issuance of 10,000 of its common shares for $100,000 to Hyperion Capital Management, Inc. (the “Adviser”).

The Fund’s investment objective is to provide high income by predominantly investing in asset backed securities and mortgage backed securities. No assurance can be given that the Fund’s investment objective will be met.

2.     Significant Accounting Policies

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions: Securities transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost basis.

Interest Income: Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method. Any paydown gain (loss) on mortgage-backed and asset-backed securities are treated as an adjustment to interest income.

Income Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements: The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Adviser is responsible for determining that the value of these underlying securities is sufficient at all

________________________________________________________________________________
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2006

times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.     Management Agreement and Affiliated Transactions

Pursuant to a transaction whereby Brascan Financial (U.S.) Corporation purchased all stock ownership of the holding company indirectly owning the Adviser as described in the Proxy Statements to Stockholders dated April 6, 2005 (the “Transaction”) the Fund entered into a Management Agreement (the “New Management Agreement”) with the Adviser on April 28, 2005. The Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The New Management Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in connection with its duties under the New Management Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. The New Management Agreement provides that the Fund shall pay to the Adviser a monthly fee for its services which are equal to 0.41% for the Fund’s first five fiscal years and 0.40% for all subsequent years of the average weekly net asset value of the Fund.

The Adviser has agreed to waive 0.01% of its management fee, based on the Fund’s average weekly net assets per annum, in the first five fiscal years after the Fund has paid $50,000 over and above the 0.40% portion of the management fee. The Adviser will pay the ongoing expenses of the Fund to the extent that such expenses exceed the management fee. During the six months ended January 31, 2006, the Adviser earned $1,293,388 in investment advisery fees, of which the Adviser has waived $185,323 of its fee.

Under the New Management Agreement, the Adviser will also serve as the administrator of the Fund. The Adviser entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee which is included as part of the monthly fee discussed above. The Adviser is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Adviser. The Fund does not pay any compensation directly to its officers or directors who are directors, officers or employees of the Adviser or its affiliates. Each other director receives a meeting attendance fee of $1,750 for each meeting of the Board of Directors attended. Directors are reimbursed for travel expenses in connection with attendance at meetings.

4.     Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended January 31, 2006, were $267,903,399 and $207,692,569 respectively.

5.     Borrowings

Under reverse repurchase agreements, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

________________________________________________________________________________
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2006

At January 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$4,500,000	CS First Boston., 4.65%, dated 12/07/05, maturity date 02/07/06	$4,536,038

9,080,000	CS First Boston., 4.70%, dated 01/26/06, maturity date 03/28/06	9,152,312

5,700,000	Greenwich Capital, 4.574%, dated 12/21/05, maturity date 02/13/06	5,739,108

8,767,000	Greenwich Capital, 4.654%, dated 12/21/05, maturity date 02/13/06	8,828,202

5,809,000	Greenwich Capital, 4.574%, dated 12/21/05, maturity date 02/13/06	5,848,856

9,305,000	Greenwich Capital, 4.64%, dated 01/17/06, maturity date 03/20/06	9,379,357

9,365,000	Greenwich Capital, 4.64%, dated 01/17/06, maturity date 03/20/06	9,439,837

6,650,000	Greenwich Capital, 4.64%, dated 01/17/06, maturity date 03/20/06	6,703,141

9,337,000	Greenwich Capital, 4.63%, dated 01/24/06, maturity date 03/27/06	9,411,452

5,548,000	Lehman Brothers, Inc., 4.53%, dated 12/20/05, maturity date 02/14/06	5,587,095

4,560,000	Lehman Brothers, Inc., 4.53%, dated 12/20/05, maturity date 02/14/06	4,592,133

6,105,869	Lehman Brothers, Inc., 4.555%, dated 01/11/06, maturity date 03/15/06	6,154,540

6,835,000	Lehman Brothers, Inc., 4.575%, dated 01/11/06, maturity date 03/15/06	6,889,723

13,631,000	Lehman Brothers, Inc., 4.61%, dated 01/18/06, maturity date 03/17/06	13,732,240

5,326,000	Lehman Brothers, Inc., 4.69%, dated 01/18/06, maturity date 03/17/06	5,366,244

6,199,000	Lehman Brothers, Inc., 4.69%, dated 01/18/06, maturity date 03/17/06	6,245,840

7,909,000	Lehman Brothers, Inc., 4.65%, dated 01/25/06, maturity date 03/15/06	7,959,057

12,646,000	Lehman Brothers, Inc., 4.65%, dated 01/25/06, maturity date 03/15/06	12,726,039

4,661,000	Morgan Stanley, Inc., 4.62%, dated 01/11/06, maturity date 03/15/06	4,698,684

8,820,000	Morgan Stanley, Inc., 4.67%, dated 01/11/06, maturity 03/15/06	8,892,081

$150,753,869

	Maturity Amount, Including Interest Payable	$151,881,979

	Market Value of Assets Sold Under Agreements	$162,435,280

	Weighted Average Interest Rate	4.63%

The average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2006, was approximately $256,191,538 at a weighted average interest rate of 4.10%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $277,143,823 as of January 10, 2006 which was 29.89% of total assets.

6.     Capital Stock

There are 50 million shares of $0.001 par value common stock authorized. Of the 64,779,569 shares outstanding at January 31, 2006, the Adviser owned 9,638 shares.

7.     Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.     Change of Independent Registered Public Accounting Firm

Because of doubts regarding the ongoing independence of Schwartz & Hofflich, LLP (“S&H”) from the Fund, the Board of Directors determined not to retain S&H as the Fund’s Independent Auditor. The Audit Committee of the Fund then

________________________________________________________________________________
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2006

submitted a recommendation to the Board of Directors to engage Holtz Rubenstein Reminick LLP (“HRR”) as the Fund’s Independent Registered Public Accounting Firm for the fiscal year ended July 31, 2005. During the fiscal years ended July 31, 2004 and 2003, S&H’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, during the fiscal years ended July 31, 2004 and 2003 and through August 4, 2005, there were no disagreements between the Fund and S&H on accounting principles or practices, financial statement disclosure or audit scope, which, if not resolved to the satisfaction of S&H, would have caused them to make reference to the disagreement in their reports.

During the two most recent fiscal years and through August 4, 2005, the date the Board of Directors approved HRR as the Fund’s auditor, the Fund did not consult HRR regarding either (1) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (2) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

The Fund provided S&H with a copy of these disclosures and has requested S&H to furnish the Fund with a letter addressed to the Commission stating whether it agrees with the statements made by the Fund herein and, if not, detailing the particular statements with which it does not agree.

The following tables provide the information concerning the directors and officers of the Hyperion Collateralized Securities Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of		Portfolios in Fund
Name, Address	Office and Length of	Principal Occupation(s) During Past 5 Years	Complex Overseen
and Age	Time Served	and Other Directorships Held by Director	by Director

Harald R. Hansen c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 74	Director, Member of the Audit Committee Elected since Fund’s Inception	Director of other investment company advised by the Advisor or by its affiliates; Director of Crystal River Capital, Inc. (2005-Present); Director of Georgia Commerce Bank (2002- Present); Director of Midtown Alliance (1988- Present); Chairman of the Board of U.S. Disabled Athletes Fund (1991-Present); Trustee and Vice Chairman of the Board of Oglethorpe University (1993-Present); President of the Board of Trustees of Asheville School (1996-Present); Trustee of the Tull Foundation (1996-Present); Member of Advisory Board of Directors of Wachovia Corp. of Georgia (1996-Present).	2

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 52	Director and Chairman of the Board Elected since Fund’s Inception	Managing Partner (2005-Present), President (1998-Present) and Chief Investment Officer (1993-2002) of the Advisor; President and Director of Crystal River Capital, Inc. (2005- Present); President of several investment companies advised by the Advisor (1995- Present); Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	4

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 69	Director, Member of the Audit Committee Elected since May 2002	Director of several investment companies advised by the Advisor or by its affiliates (1998- Present); President, of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-Present).	4

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 62	Director, Member of the Audit Committee Elected since May 2005	Chairman (since 2003) and Director of several investment companies advised by the Advisor or by its affiliates (1989-Present); Director of Crystal River Capital, Inc. (2005-Present); Director of Student Loan Corporation (“STU”) (2005-Present);General Partner of Resource Capital Fund I, II & III CIP L.P. (1998-Present); Co-founder, Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Service Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-Present); Trustee of Excelsior Funds (1994-Present).	4

________________________________________________________________________________
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 52	President	Elected since November 2003	Please see “Information Concerning Directors and Officers‘

John H. Dolan* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 52	Vice-President	Elected since November 2003	Managing Partner (2005-Present), Chief Investment Strategist (1998-Present) and Chief Investment Officer (2002-Present) of the Advisor; Chief Investment Officer of Crystal River Capital, Inc. (2005-Present).

Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 46	Treasurer	Elected since November 2003	Managing Director, Chief Operating Officer (1998-Present) and Director of Finance and Operations of the Advisor (1995-Present); Treasurer of several investment companies advised by the Advisor (1996-Present).

Daniel S. Kim* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 38	Chief Compliance Officer (“CCO”) & Secretary	Elected CCO since September 2004; and Secretary since January 2005	Director, General Counsel and CCO (September 2004-Present), and Secretary (January 2005- Present) of the Advisor; Assistant Secretary of Crystal River Capital, Inc. (2005-Present); CCO (September 2004-Present), and Secretary (January 2005-Present) of several investment companies advised by the Advisor; General Counsel and CCO (2004-2006) and Secretary (2005-2006) of Hyperion GMAC Capital Advisors, LLC; Vice President, Asst. General Counsel and CCO (May 2001-August 2004) of Oak Hill Capital Management, Inc.; Asst. General Counsel (May 2001-August 2004) of Oak Hill Advisors, LP; Lawyer (January 2001-April 2001) at Arkin Kaplan LLP.

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Capital Management, Inc., the Fund’s Advisor.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

________________________________________________________________________________
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Quarterly Portfolio Schedule: The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperioncapital.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

________________________________________________________________________________
Officers & Directors

Clifford E. Lai
President, Director and Chairman of the Board

Robert F. Birch*
Director

Rodman L. Drake*
Director

Harald R. Hansen*
Director

John H. Dolan
Vice President

Thomas F. Doodian
Treasurer

Daniel S. Kim
Secretary and CCO

* Audit Committee Members

The accompanying financial statements as of January 31, 2006 were not audited and, accordingly, no opinion is expressed on them.
This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

Hyperion Collateralized Securities Fund, Inc.

One Liberty Plaza
165 Broadway, 36th Floor
New York, NY 10006-1404

Item 2. Code of Ethics.
     Not applicable.
Item 3. Audit Committee Financial Expert.
     Not applicable.
Item 4. Principal Accountant Fees and Services.
     Not applicable.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
See Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11. Controls and Procedures.
     (a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
     (b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a) (1) None.
     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
     (3) None.
     (b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     HYPERION COLLATERALIZED SECURITIES FUND, INC.
By: /s/ Clifford E. Lai
Clifford E. Lai Principal Executive Officer
Date: March 31, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Clifford E. Lai
Clifford E. Lai Principal Executive Officer
Date: March 31, 2006
By: /s/ Thomas F. Doodian
Thomas F. Doodian Treasurer and Principal Financial Officer
Date: March 31, 2006